LEASES (Details 1) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Leases [Abstract]
2025	$ 359,119
2026	356,803
2027	2,317
Total undiscounted future minimum lease payments	718,239
Less: Amounts representing interest	30,337
Total present value of operating lease liabilities	687,902	$ 399,292
Less: current portion of operating lease liabilities	336,046
Non-current portion of operating lease liabilities	$ 351,856